Share-Based Payments	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 6 - Share-Based Payments
Restricted Stock Unit Program
Genmab has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors. RSUs granted to Executive Management are performance-based (PSUs).

	Six Months Ended
	June 30,
	2026	2025
RSUs granted	641,408	636,825
Weighted average fair value per RSU granted (DKK)	1,852.27	1,601.95

RSUs vested	223,951	180,822
Refer to Note 4.6 in the Annual Report for details on the RSU program.
Warrant Program
Genmab has established a warrant program (equity-settled share-based payment transactions) as an incentive for Genmab employees.

	Six Months Ended
	June 30,
	2026	2025
Warrants granted	509,290	530,330
Weighted average exercise price per warrant granted (DKK)	1,854.37	1,604.81
Weighted average Black-Scholes fair value per warrant granted (DKK)	596.06	500.33

Warrants exercised	14,844	43,921
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,366.49	1,057.95
% change in share capital - warrants exercised	0.02%	0.07%
Refer to Note 4.6 in the Annual Report for details on the warrant program.
Share-Based Compensation Expense
Share-based compensation expenses related to Genmab’s RSU and warrant programs for the first six months of 2026 were $86 million compared to $58 million for the first six months of 2025.
Share Repurchases
At Genmab’s Annual General Meeting on March 12, 2025, the Board of Directors was authorized to allow Genmab to acquire treasury shares with a total nominal value of up to 10% of the share capital in the period until and including March 11, 2030. The purchase price for the relevant shares may not deviate by more than 10% from the price quoted on Nasdaq Copenhagen at the time of the acquisition. Such shares may only be acquired to the extent that the Company’s total holding of treasury shares does not at any time exceed a nominal value of 10% of the share capital. The authorization replaced existing previously provided authorizations to purchase treasury shares.
As announced on February 17, 2026, Genmab initiated a share buy-back program to honor our commitments under the RSU program. During the first six months of 2026, Genmab acquired 342,130 of its own shares under the program, representing approximately 0.5% of share capital as of December 31, 2025. The total amount incurred to acquire the shares, including directly attributable costs, was $96 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the Condensed Consolidated Balance Sheets as of June 30, 2026. As of June 30, 2026, 5,319,724 shares were available for repurchase, and 915,601 treasury shares were held by Genmab.
As announced on March 25, 2025, Genmab initiated a share buy-back program to reduce capital and to honor our commitments under the RSU program. During the first six months of 2025, Genmab acquired 2,200,000 of its own shares under the program, representing approximately 3.3% of share capital as of December 31, 2024. The total amount incurred to acquire the shares, including directly attributable costs, was $430 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the Condensed Consolidated Balance Sheets as of June 30, 2025. As of June 30, 2025, 3,763,698 shares were available for repurchase, and 2,651,727 treasury shares were held by Genmab.
Share Capital Reduction
At Genmab’s Annual General Meeting on March 19, 2026, the decision was made to reduce the share capital with nominally DKK 1,900,000 by cancellation of 1,900,000 of the Company’s holding of shares with a nominal value of DKK 1 each. The Board of Directors resolved to complete the capital reduction on April 17, 2026, following which it was registered with the Danish Business Authority. The share capital reduction resulted in an immaterial reduction in share capital and share premium. Within retained earnings, the reclassification of treasury shares and retained earnings offset each other, resulting in no net impact on retained earnings or total equity.